Segmented Information (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Exploration, evaluation and project expenses	$ 165,695		$ 72,185	$ 471,935	$ 134,585
General and administrative expenses	107,955		80,311	591,495	284,708
Net income (loss)	$ 1,381,764	$ 45,418	$ (164,001)	1,350,597	(682,360)	$ (636,942)	$ (612,748)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Exploration, evaluation and project expenses				471,935	134,585
General and administrative expenses				591,495	284,708
Other				287,167	(1,101,653)
Net income (loss)				$ 1,350,597	$ (682,360)